ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Shuhai [Member]
Guarantee deposit from customers		$ 16,357
Salary payable		13,414
Others		756
Total		30,527
Datasea [Member]
Guarantee deposit from customers	$ 7,703
Salary payable	38,794
Others	1,694
Total	$ 48,191	$ 30,527